Note 15 - Commitments and Contingencies: Schedule of Rent Expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Details
Results of Operations Exploration Expense Mining	$ 12,900	$ 15,000	$ 25,800	$ 31,050	$ 56,850	$ 39,900
Other General and Administrative Expense	10,500	10,500	21,000	21,000	42,000	42,000
Operating Leases, Rent Expense	$ 23,400	$ 25,500	$ 46,800	$ 52,050	$ 98,850	$ 81,900